Short-term Investments - Summary of Short Term Investments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Wealth management products	¥ 513,683	¥ 57,494
Cost [Member]
Marketable Securities [Line Items]
Wealth management products	503,733	56,694
Gross Unrealized Gains [Member]
Marketable Securities [Line Items]
Wealth management products	4,885	806
Foreign currency exchange losses [Member]
Marketable Securities [Line Items]
Wealth management products	¥ 5,065	¥ (6)